Balance Sheets Annual (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	50,000,000	50,000,000	50,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	500,000,000	500,000,000	500,000,000
Common Stock, Shares, Issued	171,131,300	170,442,300
Common Stock, Shares, Outstanding	171,131,300	170,442,300	170,003,000